Direxion Monthly High Yield Bull 1_2X Fund Annual Fund Operating Expenses - Direxion Monthly High Yield Bull 1_2X Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2027
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.35%	[1]
Expenses (as a percentage of Assets)	2.04%	[2]
Fee Waiver or Reimbursement	(0.34%)	[3]
Net Expenses (as a percentage of Assets)	1.70%

[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2027, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.35% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if overall Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[3]	For the fiscal year ended August 31, 2025, as a result of a portion of the Adviser's management fee and/or a previous reimbursement of Other Expenses, the Adviser recouped fees in the amount of 0.04%.